IMPAIRMENT OF LONG-TERM ASSETS (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Impairment of long-term assets:
Number of vessels | vessel	1
Impairment of long-term assets	$ 1,957,000	$ 500,000	$ 500,000
Vessels, net	2,336,144,000	$ 1,648,888,000
Golar Arctic
Impairment of long-term assets:
Impairment of long-term assets	0
Market value	115,000,000
Vessels, net	149,600,000
Deficit	$ 34,600,000